Average Annual Total Returns	0 Months Ended
Jan. 01, 2012
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class A
Average Annual Return:
1 Year	1.20%
5 Year	3.77%
10 Year	3.08%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.40%
5 Year	2.36%
10 Year	1.57%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.77%
5 Year	2.38%
10 Year	1.70%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class C
Average Annual Return:
1 Year	2.55%
5 Year	3.62%
10 Year	2.75%
Inception Date of Share Class	Mar. 31, 2008
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Barclays Capital 1-3 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.40%
5 Year	4.32%
10 Year	4.07%
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class A
Average Annual Return:
1 Year	0.30%
5 Year	4.14%
10 Year	3.84%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.88%)
5 Year	2.78%
10 Year	2.42%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.24%
5 Year	2.73%
10 Year	2.42%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class B
Average Annual Return:
1 Year	(0.37%)
5 Year	4.15%
10 Year	3.90%
Inception Date of Share Class	May 31, 2002
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class C
Average Annual Return:
1 Year	1.63%
5 Year	4.01%
10 Year	3.45%
Inception Date of Share Class	May 31, 2002
(WFA Income Funds - ABC) | (High Income Fund) | Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.12%
5 Year	8.91%
10 Year	8.88%
(WFA Income Funds - ABC) | (High Income Fund) | Class A
Average Annual Return:
1 Year	8.36%
5 Year	5.93%
10 Year	5.69%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (High Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.61%
5 Year	3.23%
10 Year	2.72%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (High Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.32%
5 Year	3.41%
10 Year	2.97%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (High Income Fund) | Class B
Average Annual Return:
1 Year	7.46%
5 Year	5.75%
10 Year	5.71%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - ABC) | (High Income Fund) | Class C
Average Annual Return:
1 Year	11.62%
5 Year	6.10%
10 Year	5.47%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - ABC) | (Income Plus Fund) | Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Year	5.90%
10 Year	6.08%
(WFA Income Funds - ABC) | (Income Plus Fund) | Class A
Average Annual Return:
1 Year	3.16%
5 Year	5.72%
10 Year	5.99%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - ABC) | (Income Plus Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.50%
5 Year	3.99%
10 Year	3.97%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - ABC) | (Income Plus Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.10%
5 Year	3.86%
10 Year	3.90%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - ABC) | (Income Plus Fund) | Class B
Average Annual Return:
1 Year	2.13%
5 Year	5.56%
10 Year	5.93%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - ABC) | (Income Plus Fund) | Class C
Average Annual Return:
1 Year	6.18%
5 Year	5.90%
10 Year	5.69%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - ABC) | (Government Securities Fund) | Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Year	5.41%
10 Year	5.11%
(WFA Income Funds - ABC) | (Government Securities Fund) | Barclays Capital U.S. Aggregate ex Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.98%
5 Year	5.75%
10 Year
(WFA Income Funds - ABC) | (Government Securities Fund) | Class A
Average Annual Return:
1 Year	0.73%
5 Year	4.46%
10 Year	4.88%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Government Securities Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.42%)
5 Year	2.84%
10 Year	3.07%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Government Securities Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.47%
5 Year	2.84%
10 Year	3.08%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Government Securities Fund) | Class B
Average Annual Return:
1 Year	(0.31%)
5 Year	4.32%
10 Year	4.92%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - ABC) | (Government Securities Fund) | Class C
Average Annual Return:
1 Year	3.69%
5 Year	4.62%
10 Year	4.51%
Inception Date of Share Class	Dec. 26, 2002
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Barclays Capital 9-12 Month U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.67%
5 Year	3.25%
10 Year	3.06%
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.01%
5 Year	3.48%
10 Year
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class A
Average Annual Return:
1 Year	1.66%
5 Year	2.19%
10 Year	2.25%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.03%
5 Year	0.81%
10 Year	0.84%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.07%
5 Year	1.06%
10 Year	1.07%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class C
Average Annual Return:
1 Year	1.96%
5 Year	1.81%
10 Year	1.83%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.36%
5 Year	2.99%
10 Year	2.79%
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A
Average Annual Return:
1 Year	0.75%
5 Year	2.96%
10 Year	3.21%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.03%
5 Year	1.65%
10 Year	1.78%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.48%
5 Year	1.75%
10 Year	1.88%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class B
Average Annual Return:
1 Year	0.49%
5 Year	2.78%
10 Year	3.12%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class C
Average Annual Return:
1 Year	0.99%
5 Year	2.62%
10 Year	2.67%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | BofA Merrill Lynch High Yield U.S. Corporate Cash Pay BB Rated 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.00%
5 Year	8.13%
10 Year	7.51%
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.06%
5 Year	8.25%
10 Year	7.99%
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class A
Average Annual Return:
1 Year	3.90%
5 Year	4.31%
10 Year	3.68%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	2.04%
5 Year	2.35%
10 Year	1.61%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.50%
5 Year	2.51%
10 Year	1.86%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class C
Average Annual Return:
1 Year	5.32%
5 Year	4.17%
10 Year	3.33%
Inception Date of Share Class	Mar. 31, 2008
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.07%
5 Year	8.83%
10 Year	8.75%
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Year	8.67%
10 Year	8.71%
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class A
Average Annual Return:
1 Year	8.16%
5 Year	6.40%
10 Year	7.22%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.36%
5 Year	3.39%
10 Year	4.15%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.20%
5 Year	3.60%
10 Year	4.26%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class B
Average Annual Return:
1 Year	7.42%
5 Year	6.33%
10 Year	7.19%
Inception Date of Share Class	Sep. 11, 1935
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class C
Average Annual Return:
1 Year	11.42%
5 Year	6.63%
10 Year	6.95%
Inception Date of Share Class	Jan. 21, 1998
(WFA Income Funds - Administrator) | (Short Duration Government Bond Fund) | Barclays Capital 1-3 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.40%
5 Year	4.32%
10 Year	4.07%
(WFA Income Funds - Administrator) | (Short Duration Government Bond Fund) | Administrator Class
Average Annual Return:
1 Year	3.75%
5 Year	5.06%
10 Year	4.45%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (Short Duration Government Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.44%
5 Year	3.59%
10 Year	2.92%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (Short Duration Government Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.48%
5 Year	3.46%
10 Year	2.88%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (High Income Fund) | Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.12%
5 Year	8.91%
10 Year	8.88%
(WFA Income Funds - Administrator) | (High Income Fund) | Administrator Class
Average Annual Return:
1 Year	13.48%
5 Year	6.99%
10 Year	6.46%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (High Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.52%
5 Year	4.13%
10 Year	3.29%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (High Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.64%
5 Year	4.23%
10 Year	3.51%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Income Plus Fund) | Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Year	5.90%
10 Year	6.08%
(WFA Income Funds - Administrator) | (Income Plus Fund) | Administrator Class
Average Annual Return:
1 Year	8.07%
5 Year	6.69%
10 Year	6.40%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Income Plus Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.25%
5 Year	4.89%
10 Year	4.35%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Income Plus Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.29%
5 Year	4.66%
10 Year	4.24%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Government Securities Fund) | Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Year	5.41%
10 Year	5.11%
(WFA Income Funds - Administrator) | (Government Securities Fund) | Barclays Capital U.S. Aggregate ex Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.98%
5 Year	5.75%
10 Year
(WFA Income Funds - Administrator) | (Government Securities Fund) | Administrator Class
Average Annual Return:
1 Year	5.67%
5 Year	5.64%
10 Year	5.67%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Government Securities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.40%
5 Year	3.93%
10 Year	3.69%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Government Securities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.68%
5 Year	3.81%
10 Year	3.67%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Barclays Capital 9-12 Month U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.67%
5 Year	3.25%
10 Year	3.06%
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.01%
5 Year	3.48%
10 Year
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Administrator Class
Average Annual Return:
1 Year	3.90%
5 Year	2.77%
10 Year	2.74%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.20%
5 Year	1.33%
10 Year	1.17%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.53%
5 Year	1.51%
10 Year	1.39%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.36%
5 Year	2.99%
10 Year	2.79%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class
Average Annual Return:
1 Year	2.89%
5 Year	3.54%
10 Year	3.58%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.08%
5 Year	2.13%
10 Year	2.06%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.87%
5 Year	2.19%
10 Year	2.14%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | BofA Merrill Lynch High Yield U.S. Corporate Cash Pay BB Rated 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	13.00%
5 Year	8.13%
10 Year	7.51%
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.06%
5 Year	8.25%
10 Year	7.99%
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | Administrator Class
Average Annual Return:
1 Year	7.02%
5 Year	4.93%
10 Year	3.99%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.10%
5 Year	2.96%
10 Year	1.91%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.53%
5 Year	3.03%
10 Year	2.12%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.07%
5 Year	8.83%
10 Year	8.75%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Year	8.67%
10 Year	8.71%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class
Average Annual Return:
1 Year	13.53%
5 Year	7.69%
10 Year	8.01%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.49%
5 Year	4.55%
10 Year	4.82%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.68%
5 Year	4.64%
10 Year	4.88%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Investor) | (Short-Term Bond Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - Investor) | (Short-Term Bond Fund) | Investor Class
Average Annual Return:
1 Year	4.29%
5 Year	4.36%
10 Year	3.47%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (Short-Term Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.48%
5 Year	2.95%
10 Year	1.93%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (Short-Term Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.78%
5 Year	2.89%
10 Year	2.02%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (High Income Fund) | Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.12%
5 Year	8.91%
10 Year	8.88%
(WFA Income Funds - Investor) | (High Income Fund) | Investor Class
Average Annual Return:
1 Year	13.39%
5 Year	6.90%
10 Year	6.28%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (High Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.54%
5 Year	4.17%
10 Year	3.27%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (High Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.59%
5 Year	4.24%
10 Year	3.46%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (Income Plus Fund) | Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Year	5.90%
10 Year	6.08%
(WFA Income Funds - Investor) | (Income Plus Fund) | Investor Class
Average Annual Return:
1 Year	7.94%
5 Year	6.67%
10 Year	6.47%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Income Plus Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.22%
5 Year	4.93%
10 Year	4.44%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Income Plus Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.21%
5 Year	4.68%
10 Year	4.32%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Government Securities Fund) | Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Year	5.41%
10 Year	5.11%
(WFA Income Funds - Investor) | (Government Securities Fund) | Barclays Capital U.S. Aggregate ex Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.98%
5 Year	5.75%
10 Year
(WFA Income Funds - Investor) | (Government Securities Fund) | Investor Class
Average Annual Return:
1 Year	5.43%
5 Year	5.40%
10 Year	5.42%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Government Securities Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.24%
5 Year	3.78%
10 Year	3.58%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Government Securities Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.52%
5 Year	3.65%
10 Year	3.54%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Barclays Capital 9-12 Month U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.67%
5 Year	3.25%
10 Year	3.06%
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.01%
5 Year	3.48%
10 Year
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Investor Class
Average Annual Return:
1 Year	3.57%
5 Year	2.54%
10 Year	2.55%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.94%
5 Year	1.17%
10 Year	1.10%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.32%
5 Year	1.36%
10 Year	1.30%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | BofA Merrill Lynch High Yield U.S. Corporate Cash Pay BB Rated 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.00%
5 Year	8.13%
10 Year	7.51%
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.06%
5 Year	8.25%
10 Year	7.99%
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | Investor Class
Average Annual Return:
1 Year	6.95%
5 Year	4.90%
10 Year	4.05%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.05%
5 Year	2.94%
10 Year	1.96%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.48%
5 Year	3.02%
10 Year	2.16%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Institutional) | (Short-Term Bond Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - Institutional) | (Short-Term Bond Fund) | Institutional Class
Average Annual Return:
1 Year	4.66%
5 Year	4.76%
10 Year	3.89%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Short-Term Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.72%
5 Year	3.21%
10 Year	2.19%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Short-Term Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.02%
5 Year	3.15%
10 Year	2.28%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Short Duration Government Bond Fund) | Barclays Capital 1-3 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.40%
5 Year	4.32%
10 Year	4.07%
(WFA Income Funds - Institutional) | (Short Duration Government Bond Fund) | Institutional Class
Average Annual Return:
1 Year	3.94%
5 Year	5.24%
10 Year	4.55%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Short Duration Government Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.56%
5 Year	3.71%
10 Year	2.99%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Short Duration Government Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.60%
5 Year	3.59%
10 Year	2.95%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (High Income Fund) | Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.12%
5 Year	8.91%
10 Year	8.88%
(WFA Income Funds - Institutional) | (High Income Fund) | Institutional Class
Average Annual Return:
1 Year	13.86%
5 Year	7.32%
10 Year	6.78%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (High Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.83%
5 Year	4.43%
10 Year	3.59%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (High Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.88%
5 Year	4.50%
10 Year	3.77%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (Income Plus Fund) | Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Year	5.90%
10 Year	6.08%
(WFA Income Funds - Institutional) | (Income Plus Fund) | Institutional Class
Average Annual Return:
1 Year	8.31%
5 Year	6.85%
10 Year	6.56%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Income Plus Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.46%
5 Year	5.05%
10 Year	4.50%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Income Plus Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.45%
5 Year	4.80%
10 Year	4.38%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Government Securities Fund) | Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Year	5.41%
10 Year	5.11%
(WFA Income Funds - Institutional) | (Government Securities Fund) | Barclays Capital U.S. Aggregate ex Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.98%
5 Year	5.75%
10 Year
(WFA Income Funds - Institutional) | (Government Securities Fund) | Institutional Class
Average Annual Return:
1 Year	5.88%
5 Year	5.87%
10 Year	5.90%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Government Securities Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.53%
5 Year	4.07%
10 Year	3.87%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Government Securities Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.81%
5 Year	3.95%
10 Year	3.84%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Barclays Capital 9-12 Month U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.67%
5 Year	3.25%
10 Year	3.06%
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.01%
5 Year	3.48%
10 Year
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Barclays Capital 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Year	4.53%
10 Year	4.34%
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Institutional Class
Average Annual Return:
1 Year	4.10%
5 Year	3.00%
10 Year	3.02%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.33%
5 Year	1.47%
10 Year	1.40%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.66%
5 Year	1.66%
10 Year	1.60%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.36%
5 Year	2.99%
10 Year	2.79%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class
Average Annual Return:
1 Year	3.01%
5 Year	3.65%
10 Year	3.70%
Inception Date of Share Class	Oct. 01, 1991
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.19%
5 Year	2.24%
10 Year	2.17%
Inception Date of Share Class	Oct. 01, 1991
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.95%
5 Year	2.29%
10 Year	2.24%
Inception Date of Share Class	Oct. 01, 1991